Risk Management Activities - Maturity (Details) $ / shares in Units, $ in Millions	Dec. 31, 2018 CAD ($) MWh $ / shares	Dec. 31, 2017 CAD ($)
Disclosure of financial liabilities [line items]
Accounts payable and accrued liabilities	$ 497	$ 595
Borrowings	3,267	3,707
Finance lease liabilities	63	69
Dividends payable (Note 24 and 25)	58	$ 34
Liabilities	5,872
Within one year
Disclosure of financial liabilities [line items]
Liabilities	919
2019
Disclosure of financial liabilities [line items]
Liabilities	740
2020
Disclosure of financial liabilities [line items]
Liabilities	363
2021
Disclosure of financial liabilities [line items]
Liabilities	1,207
2022
Disclosure of financial liabilities [line items]
Liabilities	343
More than five years
Disclosure of financial liabilities [line items]
Liabilities	2,300
Gross carrying amount
Disclosure of financial liabilities [line items]
Accounts payable and accrued liabilities	497
Borrowings	3,234
Derivative financial liabilities	(2)
Finance lease liabilities	63
Interest income on debt instruments held	1,343
Dividends payable (Note 24 and 25)	58
Gross carrying amount | Within one year
Disclosure of financial liabilities [line items]
Accounts payable and accrued liabilities	497
Borrowings	130
Derivative financial liabilities	(3)
Finance lease liabilities	18
Interest income on debt instruments held	161
Dividends payable (Note 24 and 25)	58
Gross carrying amount | 2019
Disclosure of financial liabilities [line items]
Accounts payable and accrued liabilities	0
Borrowings	486
Derivative financial liabilities	(3)
Finance lease liabilities	16
Interest income on debt instruments held	152
Dividends payable (Note 24 and 25)	0
Gross carrying amount | 2020
Disclosure of financial liabilities [line items]
Accounts payable and accrued liabilities	0
Borrowings	91
Derivative financial liabilities	(3)
Finance lease liabilities	9
Interest income on debt instruments held	129
Dividends payable (Note 24 and 25)	0
Gross carrying amount | 2021
Disclosure of financial liabilities [line items]
Accounts payable and accrued liabilities	0
Borrowings	947
Derivative financial liabilities	7
Finance lease liabilities	5
Interest income on debt instruments held	123
Dividends payable (Note 24 and 25)	0
Gross carrying amount | 2022
Disclosure of financial liabilities [line items]
Accounts payable and accrued liabilities	0
Borrowings	141
Derivative financial liabilities	0
Finance lease liabilities	5
Interest income on debt instruments held	84
Dividends payable (Note 24 and 25)	0
Gross carrying amount | More than five years
Disclosure of financial liabilities [line items]
Accounts payable and accrued liabilities	0
Borrowings	1,439
Derivative financial liabilities	0
Finance lease liabilities	10
Interest income on debt instruments held	694
Dividends payable (Note 24 and 25)	0
Commodity risk management | Gross carrying amount
Disclosure of financial liabilities [line items]
Derivative financial liabilities	679
Commodity risk management | Gross carrying amount | Within one year
Disclosure of financial liabilities [line items]
Derivative financial liabilities	58
Commodity risk management | Gross carrying amount | 2019
Disclosure of financial liabilities [line items]
Derivative financial liabilities	89
Commodity risk management | Gross carrying amount | 2020
Disclosure of financial liabilities [line items]
Derivative financial liabilities	137
Commodity risk management | Gross carrying amount | 2021
Disclosure of financial liabilities [line items]
Derivative financial liabilities	125
Commodity risk management | Gross carrying amount | 2022
Disclosure of financial liabilities [line items]
Derivative financial liabilities	113
Commodity risk management | Gross carrying amount | More than five years
Disclosure of financial liabilities [line items]
Derivative financial liabilities	$ 157
Non-Hedges | Electricity | Commodity risk management | Within one year
Disclosure of financial liabilities [line items]
Notional amount | MWh	3,950
Average Power Prices | $ / shares	$ 66.86
Non-Hedges | Electricity | Commodity risk management | 2019
Disclosure of financial liabilities [line items]
Notional amount | MWh	3,465
Average Power Prices | $ / shares	$ 70.75
Non-Hedges | Electricity | Commodity risk management | 2020
Disclosure of financial liabilities [line items]
Notional amount | MWh	3,424
Average Power Prices | $ / shares	$ 74.16
Non-Hedges | Electricity | Commodity risk management | 2021
Disclosure of financial liabilities [line items]
Notional amount | MWh	3,329
Average Power Prices | $ / shares	$ 76.81
Non-Hedges | Electricity | Commodity risk management | 2022
Disclosure of financial liabilities [line items]
Notional amount | MWh	3,329
Average Power Prices | $ / shares	$ 78.74
Non-Hedges | Electricity | Commodity risk management | More than five years
Disclosure of financial liabilities [line items]
Notional amount | MWh	5,966
Average Power Prices | $ / shares	$ 81.59